COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Product warranty activity
Beginning balance	$ 10,316,650	$ 12,835,583
Warranty provision	9,842,133	5,344,853
Revision of warranty costs		(7,787,834)
Warranty cost incurred	(49,180)	(174,334)
Foreign exchange effect	502,690	98,382
Ending balance	20,612,293	10,316,650
Capital commitment
Future commitments
2014	16,291,575
2015	133,252
2018	88,566
Outstanding commitments	16,513,393
Purchase commitments | Purchase agreement, minimum amount over next two years
Future commitments
Outstanding commitments	$ 106,650,948
Period over which quantity required to be purchased	P2Y